Polen U.S. Small Company Growth Fund
POLEN U.S. SMALL COMPANY GROWTH FUND
Investment Objective
Polen U.S. Small Company Growth Fund (the "Fund") seeks to achieve long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Polen U.S. Small Company Growth Fund	Investor Class	Institutional Class
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Polen U.S. Small Company Growth Fund		Investor Class	Institutional Class
Management Fees		1.00%	1.00%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	none
Other Expenses		2.38%	2.38%
Total Annual Fund Operating Expenses	[1]	3.63%	3.38%
Fee Waiver and/or Expense Reimbursement	[1]	(2.13%)	(2.13%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.50%	1.25%
[1]	Polen Capital Management, LLC ("Polen Capital" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, "Acquired Fund Fees and Expenses" and brokerage commissions) do not exceed 1.25% (on an annual basis) with respect to the Fund's average daily net assets (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2020 unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No reimbursement will occur unless the Fund's expenses are below the Expense Limitation.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Class shares and Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Polen U.S. Small Company Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Class	153	914	1,697	3,750
Institutional Class	127	840	1,576	3,523

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35.02% of the average value of its portfolio.

Summary of Principal Investment Strategies

The Fund typically invests in a focused portfolio of common stocks of small companies and, under normal circumstances, the Fund invests at least 80% of its net assets in securities of U.S. issuers that are small companies. This 80% policy to invest in small companies may be changed by the Board of Trustees without shareholder approval upon 60 days' notice to shareholders. The Adviser considers small companies for this purpose to be those companies that, at the time of purchase, are generally within the range of the market capitalizations of companies in the Russell 2000® Index and the S&P SmallCap 600® Index on a rolling three-year basis. This policy does not require the Fund to sell the security of a small company if such company's market capitalization moves outside the range of the market capitalizations of companies in the Russell 2000® Index and the S&P SmallCap 600® Index on a rolling three-year basis; however, additional purchases of such security will be subject to the 20% limitation for securities outside of the Fund's small company portfolio. As of April 30, 2019, the weighted average market capitalization of the Fund's holdings was approximately $4.7 billion.

The Adviser uses an intensive fundamental research process to identify companies that it believes have certain attractive characteristics, which typically reflect of an underlying competitive advantage. Those characteristics associated with the Fund's growth style of investing include: (i) consistent and sustainable high return on capital, (ii) strong earnings growth and free cash flow generation, (iii) strong balance sheets typically with low or no net debt to total capital and (iv) competent and shareholder-oriented management teams. The Fund invests in companies that the Adviser believes have a sustainable competitive advantage within an industry with high barriers to entry. The Adviser believes that such companies not only have the potential to contribute greater returns to the Fund, but also may hold less risk of loss of capital.

The Adviser believes that consistent earnings growth is the primary driver of long-term stock price appreciation. Accordingly, the Adviser focuses its efforts on identifying and investing in a concentrated portfolio of high-quality small capitalization growth companies that, in the Adviser's opinion, are able to deliver sustainable above average earnings growth driven by a sustainable competitive advantage.

The Fund is non-diversified, which means that a significant portion of the Fund's assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund. Although the Fund may not "concentrate" (invest 25% or more of its net assets) in any industry, the Fund may focus its investments from time to time in one or more sectors of the economy or stock market.

The Fund will usually sell a security if, in the view of the Adviser, there is a potential threat to the company's competitive advantage or a degradation in its prospects for strong, long-term earnings growth. The Adviser may also sell a security if it is deemed to be overvalued or if a more attractive investment opportunity exists. Although the Adviser may purchase and then sell a security in a shorter period of time, the Adviser typically invests in securities with the expectation of holding those investments on a long term basis.

Summary of Principal Risks

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return. It is possible to lose money by investing in the Fund.

•  Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition, historical and prospective earnings of the company, interest rates, investor perceptions and overall market and economic conditions. The prices of securities change in response to many factors including the value of its assets.

•  Growth Style Risk: Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as "value" stocks.

•  Limited History of Operations: The Fund is a recently formed mutual fund and has a limited history of operations for investors to evaluate.

•  Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•  Market Risk: The market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•  Non-Diversification Risk: Because the Fund is non-diversified and may invest a larger portion of its assets in the securities of a single issuer than a diversified fund, an investment in the Fund could fluctuate in value more than an investment in a diversified fund.

• Sector Risk: Although the Fund may not "concentrate" (invest 25% or more of its net assets) in any industry, it may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and sectors.

• Small-Cap Risk: The risk that securities of small-capitalization companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies. Generally the smaller the company size, the greater the risk. Small-capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs.

Performance Information

The bar chart and the performance table illustrate the risks and volatility of an investment in Institutional Class shares of the Fund for the past calendar year and show how the Fund's average annual total returns for one year, and since inception, before and after taxes, compare with those of the Russell 2000® Growth Index a broad measure of market performance. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Performance for Investor Class shares is not shown because Investor Class shares do not have a full calendar year of performance. Updated performance information is available on the Fund's website at https://www.polencapital.com/strategies/small-company-growth-fund or by calling the Fund toll-free at (888) 678-6024.

Institutional Class Annual Total Returns

Calendar Year-to-Date Total Return as of June 30, 2019: 21.42% During the periods shown in the chart:
Best Quarter	Worst Quarter
8.83%	(15.60)%
(September 30, 2018)	(December 31, 2018)

Average Annual Total Returns as of December 31, 2018
Average Annual Total Returns - Polen U.S. Small Company Growth Fund	Label	1 Year		Since Inception		Inception Date
Institutional Class	Return Before Taxes	1.96%		1.68%		Nov. 01, 2017
Institutional Class | Return After Taxes on Distributions	Return After Taxes on Distributions	1.90%		1.62%		Nov. 01, 2017
Institutional Class | Return After Taxes on Distributions and Sale of Shares	Return After Taxes on Distributions and Sale of Shares	1.16%		1.26%		Nov. 01, 2017
Russell 2000® Growth Index (reflects no deductions for fees, expenses or taxes)	Russell 2000® Growth Index (reflects no deductions for fees, expenses or taxes)	(9.31%)	[1]	(5.68%)	[1]	Nov. 01, 2017
[1]	The Russell 2000® Growth Index, which is an unmanaged index measuring the performance of the 2,000 smallest companies in the Russell 3000® Index, which is made up of 3,000 of the biggest U.S. stocks.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Institutional Class shares; after-tax returns for Investor Class shares will vary.